Commitments and Contingencies (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Jun. 21, 2024 item	May 28, 2021 MXN ($)	Jul. 16, 2020 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 MXN ($)	Aug. 23, 2024 MXN ($)	Jun. 27, 2019 MXN ($)
Commitments and Contingencies
Commitments for transmission rights				$ 458,300		$ 8,257,702
Provision for the settlement agreement						2,441,731
Primarily commitments amount						2,274,003
Commitments to acquire software and related services						167,728
Amount of future financing expected to provide				2,800	$ 50,446
Minimum annual commitments for the use of satellite transponders				$ 14,017
Number of years in which the Preponderant Economic Agent can be updated				2 years	2 years
Minimum content of broadcast on daily basis to be offered				50.00%	50.00%
Number of relevant markets of restricted television and audio services | item	35
Federal taxes
Commitments and Contingencies
Anticipated total settlement amount						942,000		$ 682,000
Cablebox. S.A. de C.V.
Commitments and Contingencies
Anticipated total settlement amount			$ 290,000			590,000
Percentage on commercial rate on merchandise			70.00%
CM Equipos y Soporte, S.A. de C.V.
Commitments and Contingencies
Anticipated total settlement amount		$ 256,300				518,000
Percentage on commercial rate on merchandise		70.00%
Cablems Telecomunicaciones, S.A. de C.V.
Commitments and Contingencies
Tax credit							$ 214,300
Anticipated total settlement amount						$ 278,000
GTAC
Commitments and Contingencies
Amount of future financing expected to provide					$ 46,954
2026
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders				$ 5,213
2027
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders				4,307
2028
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders				2,120
2029
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders				2,038
2030 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders				$ 339